Quarterly Holdings Report
for
Fidelity Advisor® Growth Opportunities Fund
August 31, 2023
GO-NPRT3-1023
1.805740.119
Common Stocks - 96.6%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 19.9%
Entertainment - 3.5%
Netflix, Inc. (a)	206,900	89,728
Roku, Inc. Class A (a)(b)	4,661,920	378,548
Sea Ltd. ADR (a)	3,308,884	124,513
		592,789
Interactive Media & Services - 12.6%
Alphabet, Inc.:
Class A (a)	2,774,860	377,853
Class C (a)	6,588,680	904,955
Epic Games, Inc. (a)(c)(d)	56,200	34,999
Meta Platforms, Inc. Class A (a)	2,174,885	643,527
Snap, Inc. Class A (a)	10,123,400	104,777
Zoominfo Technologies, Inc. (a)	4,284,700	77,210
		2,143,321
Media - 0.2%
Innovid Corp. (a)	11,484	13
Magnite, Inc. (a)(b)	3,446,831	28,436
TechTarget, Inc. (a)	2,905	84
The Trade Desk, Inc. (a)	22,210	1,777
		30,310
Wireless Telecommunication Services - 3.6%
T-Mobile U.S., Inc. (a)	4,420,925	602,351
TOTAL COMMUNICATION SERVICES		3,368,771
CONSUMER DISCRETIONARY - 7.4%
Automobiles - 0.0%
Neutron Holdings, Inc. (a)(c)(d)	474,927	14
Rad Power Bikes, Inc. (a)(c)(d)	382,384	256
Tesla, Inc. (a)	6,940	1,791
		2,061
Broadline Retail - 4.7%
Amazon.com, Inc. (a)	5,713,740	788,553
Hotels, Restaurants & Leisure - 0.0%
Sonder Holdings, Inc.:
Stage 1 rights (a)(d)	15,489	0
Stage 2 rights (a)(d)	15,488	0
Stage 3 rights (a)(d)	15,488	0
Stage 4 rights (a)(d)	15,488	0
Stage 5:
rights (a)(d)	15,488	0
rights (a)(d)	15,488	0
		0
Household Durables - 0.0%
D.R. Horton, Inc.	13,500	1,607
Lennar Corp. Class A	19,600	2,334
		3,941
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (a)(b)	349,300	2,229
Specialty Retail - 2.3%
Auto1 Group SE (a)(b)(e)	6,301,479	52,915
Carvana Co. Class A (a)(b)	1,909,300	96,133
Cazoo Group Ltd. Class A (a)(b)	622,670	704
Floor & Decor Holdings, Inc. Class A (a)(b)	1,260,400	125,662
Lowe's Companies, Inc.	328,600	75,736
RH (a)	29,000	10,591
Wayfair LLC Class A (a)	433,529	29,961
		391,702
Textiles, Apparel & Luxury Goods - 0.4%
Bombas LLC (a)(c)(d)	5,086,874	13,633
lululemon athletica, Inc. (a)	133,410	50,864
		64,497
TOTAL CONSUMER DISCRETIONARY		1,252,983
CONSUMER STAPLES - 0.6%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	44,300	16,189
The Coca-Cola Co.	285,000	17,052
		33,241
Consumer Staples Distribution & Retail - 0.4%
BJ's Wholesale Club Holdings, Inc. (a)	983,200	66,258
Food Products - 0.0%
Local Bounti Corp. (a)(b)	250,334	781
Tobacco - 0.0%
JUUL Labs, Inc. Class B (a)(c)(d)	2,772	18
TOTAL CONSUMER STAPLES		100,298
ENERGY - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Antero Resources Corp. (a)	3,103,347	85,870
Canadian Natural Resources Ltd.	740,700	47,922
Exxon Mobil Corp.	60,900	6,771
Hess Corp.	514,445	79,482
Ovintiv, Inc.	1,687,100	79,226
Tourmaline Oil Corp. (b)	1,289,400	66,121
		365,392
FINANCIALS - 9.1%
Banks - 0.2%
Starling Bank Ltd. Series D (a)(c)(d)	6,988,700	28,685
Capital Markets - 0.7%
LPL Financial	516,800	119,169
Financial Services - 8.2%
Apollo Global Management, Inc.	204,000	17,817
Block, Inc. Class A (a)	4,818,800	277,804
Dlocal Ltd. (a)(b)	5,981,317	128,239
Fiserv, Inc. (a)	1,253,400	152,150
FleetCor Technologies, Inc. (a)	13,400	3,641
Global Payments, Inc.	1,454,400	184,258
Marqeta, Inc. Class A (a)	21,792,352	134,023
MasterCard, Inc. Class A	255,112	105,269
Payoneer Global, Inc. (a)(c)	442,000	2,736
Rapyd Financial Network 2016 Ltd. (a)(c)(d)	340,545	23,307
Repay Holdings Corp. (a)(f)	6,078,427	56,043
Shift4 Payments, Inc. (a)(b)	896,000	50,884
Visa, Inc. Class A	1,074,061	263,875
		1,400,046
TOTAL FINANCIALS		1,547,900
HEALTH CARE - 9.7%
Biotechnology - 1.6%
Alnylam Pharmaceuticals, Inc. (a)	46,635	9,225
ALX Oncology Holdings, Inc. (a)	653,300	2,783
Argenx SE ADR (a)	100,199	50,349
Ascendis Pharma A/S sponsored ADR (a)	67,662	6,632
Celldex Therapeutics, Inc. (a)	804,000	22,432
Cytokinetics, Inc. (a)	1,015,500	35,482
Icosavax, Inc. (a)	1,734,129	13,422
Keros Therapeutics, Inc. (a)	277,800	9,754
Moderna, Inc. (a)	8,200	927
Nuvalent, Inc. Class A (a)	283,376	12,913
Regeneron Pharmaceuticals, Inc. (a)	20,700	17,108
Repligen Corp. (a)	66,600	11,582
Vaxcyte, Inc. (a)	1,123,743	58,345
Zentalis Pharmaceuticals, Inc. (a)	886,900	23,556
		274,510
Health Care Equipment & Supplies - 2.4%
Blink Health LLC Series A1 (a)(c)(d)	56,119	2,682
Boston Scientific Corp. (a)	4,769,874	257,287
Insulet Corp. (a)	106,210	20,362
Penumbra, Inc. (a)	213,663	56,514
TransMedics Group, Inc. (a)	989,317	64,929
		401,774
Health Care Providers & Services - 4.3%
agilon health, Inc. (a)(b)	6,994,076	123,935
Alignment Healthcare, Inc. (a)	986,100	5,759
Centene Corp. (a)	1,400,934	86,368
Humana, Inc.	363,860	167,969
P3 Health Partners, Inc. Class A (a)	1,631,654	3,231
UnitedHealth Group, Inc.	720,667	343,455
		730,717
Life Sciences Tools & Services - 0.8%
10X Genomics, Inc. (a)	292,300	15,156
Danaher Corp.	259,400	68,741
Thermo Fisher Scientific, Inc.	111,700	62,228
		146,125
Pharmaceuticals - 0.6%
Eli Lilly & Co.	176,400	97,761
TOTAL HEALTH CARE		1,650,887
INDUSTRIALS - 5.3%
Aerospace & Defense - 0.5%
Space Exploration Technologies Corp. Class A (a)(c)(d)	85,000	6,885
The Boeing Co. (a)	338,900	75,924
		82,809
Commercial Services & Supplies - 0.3%
ACV Auctions, Inc. Class A (a)	2,649,200	44,533
Electrical Equipment - 1.3%
Bloom Energy Corp. Class A (a)(b)	1,340,400	20,093
Eaton Corp. PLC	114,900	26,470
Nextracker, Inc. Class A	59,400	2,502
Sunrun, Inc. (a)	88,600	1,385
Vertiv Holdings Co.	4,371,700	172,201
		222,651
Ground Transportation - 3.2%
Bird Global, Inc.:
Stage 1 rights (a)(d)	4,240	0
Stage 2 rights (a)(d)	4,240	0
Stage 3 rights (a)(d)	4,240	0
Lyft, Inc. (a)	6,379,653	75,152
Uber Technologies, Inc. (a)	10,085,881	476,356
		551,508
TOTAL INDUSTRIALS		901,501
INFORMATION TECHNOLOGY - 40.9%
Communications Equipment - 0.3%
Lumentum Holdings, Inc. (a)	916,500	49,610
Electronic Equipment, Instruments & Components - 2.8%
Coherent Corp. (a)	654,600	24,633
Flex Ltd. (a)	11,980,499	330,542
Jabil, Inc.	1,054,100	120,610
		475,785
IT Services - 2.1%
EPAM Systems, Inc. (a)	643,437	166,644
Globant SA (a)	31,200	6,379
MongoDB, Inc. Class A (a)	443,900	169,259
Snowflake, Inc. (a)	54,500	8,548
		350,830
Semiconductors & Semiconductor Equipment - 17.2%
Advanced Micro Devices, Inc. (a)	2,988,700	315,965
Applied Materials, Inc.	273,901	41,841
GlobalFoundries, Inc. (a)	1,172,100	64,759
Marvell Technology, Inc.	4,421,379	257,545
NVIDIA Corp.	2,960,572	1,461,190
NXP Semiconductors NV	1,559,767	320,875
ON Semiconductor Corp. (a)	3,567,961	351,301
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,103,500	103,254
		2,916,730
Software - 16.8%
Adobe, Inc. (a)	101,000	56,493
Autodesk, Inc. (a)	37,500	8,323
Bill Holdings, Inc. (a)	516,800	59,587
Convoy, Inc. warrants (a)(c)(d)	68,035	178
Datadog, Inc. Class A (a)	992,400	95,747
DoubleVerify Holdings, Inc. (a)	1,350,745	45,669
Dynatrace, Inc. (a)	2,721,464	131,175
Elastic NV (a)	1,088,640	67,365
Five9, Inc. (a)	599,000	43,350
HubSpot, Inc. (a)	160,549	87,743
Intapp, Inc. (a)	1,473,769	53,955
Intuit, Inc.	166,208	90,053
Microsoft Corp.	4,982,815	1,633,166
Oracle Corp.	1,188,500	143,084
Palo Alto Networks, Inc. (a)	215,000	52,310
Pine Labs Private Ltd. (a)(c)(d)	16,636	8,293
Salesforce, Inc. (a)	527,638	116,851
ServiceNow, Inc. (a)	261,658	154,072
Stripe, Inc. Class B (a)(c)(d)	73,500	1,364
		2,848,778
Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	1,401,060	263,217
Pure Storage, Inc. Class A (a)	750,200	27,450
		290,667
TOTAL INFORMATION TECHNOLOGY		6,932,400
UTILITIES - 1.6%
Electric Utilities - 1.2%
Constellation Energy Corp.	657,233	68,457
PG&E Corp. (a)	7,795,900	127,073
		195,530
Independent Power and Renewable Electricity Producers - 0.4%
NextEra Energy Partners LP	1,468,300	73,239
TOTAL UTILITIES		268,769
TOTAL COMMON STOCKS (Cost $10,271,167)		16,388,901

Preferred Stocks - 3.0%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 2.4%
COMMUNICATION SERVICES - 0.3%
Interactive Media & Services - 0.3%
ByteDance Ltd. Series E1 (a)(c)(d)	116,411	26,319
Reddit, Inc. Series F (a)(c)(d)	793,873	28,381
		54,700
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(c)(d)	49,852	33
Series C(a)(c)(d)	196,163	314
Series D(a)(c)(d)	415,700	1,048
		1,395
Broadline Retail - 0.1%
Meesho Series F (a)(c)(d)	243,800	19,114

TOTAL CONSUMER DISCRETIONARY		20,509

CONSUMER STAPLES - 0.2%
Consumer Staples Distribution & Retail - 0.2%
GoBrands, Inc. Series G (a)(c)(d)	70,400	5,570
Instacart, Inc.:
Series H(a)(c)(d)	267,054	11,579
Series I(a)(c)(d)	90,554	3,926
		21,075
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (a)(c)(d)	404,785	2,020

Tobacco - 0.0%
JUUL Labs, Inc.:
Series C(a)(c)(d)	566,439	3,603
Series D(a)(c)(d)	3,671	23
		3,626
TOTAL CONSUMER STAPLES		26,721

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series F (a)(c)(d)	155,650	3,348

HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (a)(c)(d)	234,164	11,193

Health Care Technology - 0.0%
Aledade, Inc. Series E1 (a)(c)(d)	153,312	7,684

TOTAL HEALTH CARE		18,877

INDUSTRIALS - 0.8%
Aerospace & Defense - 0.5%
Relativity Space, Inc. Series E (a)(c)(d)	1,068,417	22,597
Space Exploration Technologies Corp.:
Series I(a)(c)(d)	16,438	13,315
Series N(a)(c)(d)	51,400	41,634
		77,546
Construction & Engineering - 0.3%
Beta Technologies, Inc. Series A (a)(c)(d)	441,839	50,056

TOTAL INDUSTRIALS		127,602

INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment, Instruments & Components - 0.1%
CelLink Corp. Series D (a)(c)(d)	380,829	4,696
Enevate Corp. Series E (a)(c)(d)	7,873,996	6,614
		11,310
IT Services - 0.0%
Yanka Industries, Inc.:
Series E(a)(c)(d)	341,047	2,415
Series F(a)(c)(d)	380,955	2,697
		5,112
Semiconductors & Semiconductor Equipment - 0.1%
GaN Systems, Inc.:
Series F1(a)(c)(d)	339,534	3,759
Series F2(a)(c)(d)	179,288	1,985
SiMa.ai:
Series B(a)(c)(d)	1,198,500	7,395
Series B1(a)(c)(d)	171,099	1,232
Xsight Labs Ltd. Series D (a)(c)(d)	501,100	2,881
		17,252
Software - 0.6%
Bolt Technology OU Series E (a)(c)(d)	290,611	37,519
Convoy, Inc. Series D (a)(c)(d)	1,038,289	6,032
Databricks, Inc.:
Series G(a)(c)(d)	181,200	13,318
Series H(a)(c)(d)	32,352	2,378
Moloco, Inc. Series A (c)(d)	265,144	15,909
Mountain Digital, Inc. Series D (a)(c)(d)	896,466	12,846
Skyryse, Inc. Series B (a)(c)(d)	244,100	5,634
Stripe, Inc. Series H (a)(c)(d)	165,183	3,066
Tenstorrent, Inc. Series C1 (a)(c)(d)	32,900	1,829
		98,531
TOTAL INFORMATION TECHNOLOGY		132,205

MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(c)(d)	674,317	22,414

TOTAL CONVERTIBLE PREFERRED STOCKS		406,376
Nonconvertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1C (a)(c)(d)	6,477,300	186
Waymo LLC Series A2 (a)(c)(d)	47,838	2,874
		3,060
FINANCIALS - 0.3%
Financial Services - 0.3%
Circle Internet Financial Ltd. Series E (a)(c)(d)	1,497,818	32,218
Thriveworks TopCo LLC Series B (a)(c)(d)(g)	764,320	10,204
		42,422
INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.0%
Gupshup, Inc. (a)(c)(d)	509,400	6,368

Software - 0.3%
Pine Labs Private Ltd.:
Series 1(a)(c)(d)	39,764	19,823
Series A(a)(c)(d)	9,936	4,953
Series B(a)(c)(d)	10,808	5,388
Series B2(a)(c)(d)	8,745	4,359
Series C(a)(c)(d)	16,265	8,108
Series C1(a)(c)(d)	3,427	1,708
Series D(a)(c)(d)	3,667	1,828
		46,167
TOTAL INFORMATION TECHNOLOGY		52,535

TOTAL NONCONVERTIBLE PREFERRED STOCKS		98,017
TOTAL PREFERRED STOCKS (Cost $567,944)		504,393

Convertible Bonds - 0.1%
	Principal Amount (h) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
4% 5/22/27 (c)(d)	843	989
4% 6/12/27 (c)(d)	232	272
4.5% 10/27/25 (c)(d)(i)	13,144	13,191
		14,452
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Convoy, Inc. 15% 9/30/26 (c)(d)	453	483
TOTAL CONVERTIBLE BONDS (Cost $14,672)		14,935

Preferred Securities - 0.0%
	Principal Amount (h) (000s)	Value ($) (000s)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (c)(d)(j)	7,958	9,794
Software - 0.0%
Tenstorrent, Inc. 0% (c)(d)(j)	1,830	1,711
TOTAL PREFERRED SECURITIES (Cost $9,788)		11,505

Money Market Funds - 1.8%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.43% (k)	31,291,325	31,298
Fidelity Securities Lending Cash Central Fund 5.44% (k)(l)	269,324,733	269,352
TOTAL MONEY MARKET FUNDS (Cost $300,650)		300,650

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $11,164,221)	17,220,384
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(255,667)
NET ASSETS - 100.0%	16,964,717

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $653,883,000 or 3.9% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $52,915,000 or 0.3% of net assets.

(f)	Affiliated company
(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Aledade, Inc. Series E1	5/20/22	7,637

Beta Technologies, Inc. Series A	4/09/21	32,374

Blink Health LLC Series A1	12/30/20	1,520

Blink Health LLC Series C	11/07/19 - 7/14/21	8,939

Bolt Technology OU Series E	1/03/22	75,500

Bombas LLC	2/16/21 - 11/12/21	24,316

Bowery Farming, Inc. Series C1	5/18/21	24,388

ByteDance Ltd. Series E1	11/18/20	12,756

CelLink Corp. Series D	1/20/22	7,930

Circle Internet Financial Ltd. Series E	5/11/21	24,310

Circle Internet Financial Ltd. Series F	5/09/22	6,559

Convoy, Inc. Series D	10/30/19	14,058

Convoy, Inc. warrants	3/24/23	0

Convoy, Inc. 15% 9/30/26	3/24/23	453

Databricks, Inc. Series G	2/01/21	10,713

Databricks, Inc. Series H	8/31/21	2,377

Diamond Foundry, Inc. Series C	3/15/21	16,184

Enevate Corp. Series E	1/29/21	8,730

Epic Games, Inc.	7/13/20 - 3/29/21	45,615

GaN Systems, Inc. Series F1	11/30/21	2,879

GaN Systems, Inc. Series F2	11/30/21	1,520

GaN Systems, Inc. 0%	11/30/21	7,958

GoBrands, Inc. Series G	3/02/21	17,580

Gupshup, Inc.	6/08/21	11,648

Instacart, Inc. Series H	11/13/20	16,023

Instacart, Inc. Series I	2/26/21	11,319

JUUL Labs, Inc. Class B	11/21/17	0

JUUL Labs, Inc. Series C	5/22/15	0

JUUL Labs, Inc. Series D	6/25/18	0

Meesho Series F	9/21/21	18,693

Moloco, Inc. Series A	6/26/23	15,909

Mountain Digital, Inc. Series D	11/05/21	20,588

Neutron Holdings, Inc.	2/04/21	5

Neutron Holdings, Inc. Series 1C	7/03/18	1,184

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	843

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	232

Neutron Holdings, Inc. 4.5% 10/27/25	10/29/21 - 4/27/23	13,145

Payoneer Global, Inc.	2/03/21	4,420

Pine Labs Private Ltd.	6/30/21	6,203

Pine Labs Private Ltd. Series 1	6/30/21	14,826

Pine Labs Private Ltd. Series A	6/30/21	3,705

Pine Labs Private Ltd. Series B	6/30/21	4,030

Pine Labs Private Ltd. Series B2	6/30/21	3,261

Pine Labs Private Ltd. Series C	6/30/21	6,065

Pine Labs Private Ltd. Series C1	6/30/21	1,278

Pine Labs Private Ltd. Series D	6/30/21	1,367

Rad Power Bikes, Inc.	1/21/21	1,845

Rad Power Bikes, Inc. Series A	1/21/21	240

Rad Power Bikes, Inc. Series C	1/21/21	946

Rad Power Bikes, Inc. Series D	9/17/21	3,984

Rapyd Financial Network 2016 Ltd.	3/30/21	25,000

Reddit, Inc. Series F	8/11/21	49,057

Relativity Space, Inc. Series E	5/27/21	24,397

SiMa.ai Series B	5/10/21	6,145

SiMa.ai Series B1	4/25/22 - 10/17/22	1,213

Skyryse, Inc. Series B	10/21/21	6,024

Space Exploration Technologies Corp. Class A	2/16/21	3,570

Space Exploration Technologies Corp. Series I	4/05/18	2,778

Space Exploration Technologies Corp. Series N	8/04/20	13,878

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	13,359

Stripe, Inc. Class B	5/18/21	2,949

Stripe, Inc. Series H	3/15/21 - 5/25/23	6,628

Tenstorrent, Inc. Series C1	4/23/21	1,956

Tenstorrent, Inc. 0%	4/23/21	1,830

Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	21,989

Waymo LLC Series A2	5/08/20	4,108

Xsight Labs Ltd. Series D	2/16/21	4,007

Yanka Industries, Inc. Series E	5/15/20	4,120

Yanka Industries, Inc. Series F	4/08/21	12,144

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	4,561	1,484,570	1,457,833	984	-	-	31,298	0.1%
Fidelity Securities Lending Cash Central Fund 5.44%	168,941	1,584,886	1,484,475	1,889	-	-	269,352	1.0%
Total	173,502	3,069,456	2,942,308	2,873	-	-	300,650

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
P3 Health Partners, Inc.	9,715	-	-	-	-	10,610	-
P3 Health Partners, Inc. Class A	-	-	416	-	(3,592)	(13,086)	-
Repay Holdings Corp.	46,202	5,417	-	-	-	4,424	56,043
Total	55,917	5,417	416	-	(3,592)	1,948	56,043

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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